Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
10.	CASH AND CASH EQUIVALENTS

	As of December 31,
	2017	2016
	US$’000	US$’000
Cash on hand and cash at banks	46,093	48,231

Cash at banks earns interest at floating rates based on daily bank deposit rates. Cash equivalents include short-term deposits which are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Company, and earn interest at the respective short-term deposit rates. As of December 31, 2017 and 2016, the Company had no cash equivalents.